Restructuring Activities - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	$ 905	$ 1,715	$ 4,600
Exit charges			800
Restructuring reserve	1,065	1,488	1,953
Employee Termination Benefits
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	905	1,715
Restructuring reserve	$ 705	$ 876	$ 718